FAIR VALUE MEASUREMENT (Tables)	9 Months Ended
Sep. 30, 2015
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
	2015	2014

	U.S. $ in millions
Fair value at the beginning of the period	$(616)	$(347)
Amount realized	-	(5)
Contingent consideration resulting from:
Eagle transaction	(128)	-
Changes in contingent consideration:
Cephalon acquisition	(2)	(35)
MicroDose acquisition	(9)	140
Sale of animal health unit	-	(5)
NuPathe acquisition	(6)	(112)
Labrys acquisition	(10)	(252)
Eagle transaction	(1)

Fair value at the end of the period	$(772)	$(616)

	Estimated fair value*
	September 30,	December 31,
	2015	2014

	U.S. $ in millions

Senior notes included under long-term liabilities	$(8,354)	$(7,776)
Senior notes and convertible senior debentures included under short-term liabilities	(716)	(1,731)

Fair value at the end of the period	$(9,070)	$(9,507)

* The fair value was estimated based on quoted market prices, where available.

Investment in securities
The fair value, amortized cost and gross unrealized holding gains and losses of such securities are presented in the below table:
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses
	U.S. $ in millions

September 30, 2015	$1,118	$1,127	$13	$22
December 31, 2014	259	266	19	26

During the second quarter of 2015, Teva acquired a less than 5% interest in Mylan N.V. ("Mylan") shares. As the decline in fair value of this interest was considered to be other than temporary, on June 30, 2015 a loss of $105 million was included in "impairments, restructuring and others," reflecting the difference between the purchase price of this interest and its fair value as of June 30, 2015. On September 30, 2015, an additional loss of $623 million was included in "financial expenses-net," reflecting the difference between the book value of this interest and its fair value as of September 30, 2015. Accordingly, the aggregate loss from the decline in fair value of the Mylan shares was $728 million, as of September 30, 2015.

Activity for financial assets estimated utilizing Level 3 inputs
	September 30, 2015
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$4	$-	$-	$4
Cash deposits and other	924	-	-	924
Investment in securities:
Auction rate securities	-	-	13	13
Equity securities	994	-	-	994
Structured investment vehicles	-	98	-	98
Other	9	-	1	10
Derivatives:
Asset derivatives - options and forward contracts	-	25	-	25
Asset derivatives - interest rate and cross-currency swaps	-	91	-	91
Liabilities derivatives - options and forward contracts	-	(15)	-	(15)
Liabilities derivatives - forward starting interest rate swaps	-	(14)	-	(14)
Contingent consideration*	-	-	(786)	(786)

Total	$1,931	$185	$(772)	$1,344

	December 31, 2014
	Level 1	Level 2	Level 3	Total
	U.S. $ in millions
Cash and cash equivalents:
Money markets	$10	$-	$-	$10
Cash deposits and other	2,216	-	-	2,216
Escrow fund	125	-	-	125
Investment in securities:
Auction rate securities	-	-	13	13
Equity securities	66	-	-	66
Structured investment vehicles	-	96	-	96
Other, mainly debt securities	73	-	1	74
Derivatives:
Asset derivatives - options and forward contracts	-	82	-	82
Asset derivatives - cross-currency swaps	-	20	-	20
Liability derivatives - options and forward contracts	-	(54)	-	(54)
Liability derivatives - interest rate swaps	-	(43)	-	(43)
Contingent consideration*	-	-	(630)	(630)

Total	$2,490	$101	$(616)	$1,975